Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease assets and liabilities
	Balance Sheet Location	December 31, 2022
Assets
Operating leases	Operating lease right-of-use assets, net	$6,555
Equipment finance leases	Property and equipment, net	7,979
Total lease assets		14,534

Liabilities
Current
Operating leases	Other current liabilities	1,530
Equipment finance leases	Other current liabilities	2,116
Sub-total		3,646
Non-current
Operating leases	Other non-current liabilities	5,174
Equipment finance leases	Other non-current liabilities	4,100
Sub-total		9,274
Total lease liabilities		$12,920

Schedule of lease assets and liabilities
		Years Ended December 31,
	Income Statement Location	2022	2021
Amortization	Cost of goods sold	$848	$222
Interest accretion on finance lease liabilities	Other income (expense), net	428	52
Total		$1,276	$274

Schedule of supplemental cash flow information, weighted-average remaining lease term and discount rate
Supplemental cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	$1,734
ROU assets obtained in exchange for operating lease obligations	$437
Weighted average remaining lease term:
Operating leases	3.9 years
Equipment finance leases	2.4 years
Weighted average discount rate:
Operating lease – IBR	5.5%
Equipment finance leases – rate implicit in the lease	6.9%

Schedule of operating leases, maturity analysis
	December 31, 2022
	Operating Leases	Equipment Finance Leases	Total
2023	$1,861	$2,552	$4,413
2024	1,907	2,467	4,374
2025	1,962	1,362	3,324
2026	1,631	498	2,129
Thereafter	114	157	271
Total future minimum lease payments	7,475	7,036	14,511
Less: imputed interest	771	820	1,591
Present value of Lease Liabilities	$6,704	$6,216	$12,920

Schedule of future minimum rental payments for operating leases
	December 31, 2021
	Operating Leases	Equipment Finance Leases	Total
2022	$1,167	$482	$1,649
2023	1,158	442	1,600
2024	1,192	386	1,578
2025	1,228	401	1,629
2026	1,265	339	1,604
Thereafter	106	27	133
Total future minimum lease payments	$6,116	$2,077	$8,193